Submission	May 15, 2025
Submission [Line Items]
Central Index Key	0001835830
Registrant Name	Klaviyo, Inc.
Registration File Number	333-285069
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES